Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Land Use Rights, Net.
Land use rights	¥ 216,489		¥ 216,489
Less: Accumulated amortization-land use rights	(12,521)		(7,674)
Total land use rights, net	¥ 203,968	$ 31,259	¥ 208,815